Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Research and development expense	$ 8,116,842	$ 643,552	$ 426,366
Research and Development [Member]
Related Party Transaction [Line Items]
Travel related expenses	87,079	$ 44,550	$ 30,740
Exendin Purchase Agreement And Lymphedema License Agreement [Member] | Stanford Junior University [Member]
Related Party Transaction [Line Items]
Research and development expense	89,281
Accounts payable	$ 55,132